Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Sales revenue			$ 7,362	$ 200
Grant revenue			1,442
Revenue	$ 3,539	$ 516	8,804	200
Cost of revenue:
Cost of sales			5,762	417
Cost of revenue	3,524	516	3,177
Provision for contract losses	33,737		508
Total cost of revenue	37,261	516	9,447	417
Gross loss	(33,722)		(643)	(217)
Operating expenses:
Selling, general, and administrative	20,395	2,152	29,844	3,713
Research and development	9,605	1,608	13,478	3,583
Total operating expenses	30,000	3,760	43,322	7,296
Operating loss	(63,722)	(3,760)	(43,965)	(7,513)
Interest income (expense), net	194	40	634	(3)
SAFE Instruments remeasurement			(86,907)
Gain (loss) on warrant remeasurement	4,026	(303)	(6,651)	(7)
Other (expense) income, net	(76)	(33)	(517)	86
Net loss before taxes	(59,578)	(4,056)	(137,406)	(7,437)
Provision for income taxes	610		(2)
Net loss	(58,968)	(4,056)	(137,408)	(7,437)
Other comprehensive loss, net of taxes
Unrealized losses on available-for-sale securities	(379)	(12)	(17)
Cumulative translation adjustment	(1)		13
Total comprehensive loss	$ (59,348)	$ (4,068)	$ (137,412)	$ (7,437)
Loss per share
Loss per share – Basic and Diluted (in Dollars per share)	$ (0.32)	$ (0.42)	$ (11.48)	$ (0.93)
Weighted average number of shares outstanding – Basic and Diluted (in Shares)	184,031,015	9,763,675	11,970,550	7,978,512